Cover	Jan. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2025
Entity File Number	001-41518
Entity Registrant Name	QOMOLANGMA ACQUISITION CORP.
Entity Central Index Key	0001894210
Entity Tax Identification Number	86-3733656
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1178 Broadway,
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(646)
Local Phone Number	791-7587
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QOMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false